Acquisitions and divestitures - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	$ 3,212	$ (56)	$ 1,324
Acquisitions and divestitures, Discontinued operations			2,483
Acquisitions and divestitures	3,212	(56)	3,807
Anglo American Minerio De Ferro Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	626
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	1,222
Alianca Geracao Energia S A [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	305
PT Vale Indonesia Tbk [Member] |
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	1,059
Mineracao Rio Do Norte [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		(87)
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures		31	(135)
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			1,158
California Steel Industries [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			292
Manganese [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			(10)
Other [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures			$ 19